Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Project expenditures	$ 502	$ 214	$ 173
General and administrative	1,605	1,430	1,490
Share-based compensation	735	538	340
Depreciation	118	98	105
Operating loss	2,960	2,280	2,108
Foreign exchange gain	(30)	(193)	(195)
Interest income	(25)	(80)	(137)
Interest expense	365	338	319
Loss from equity investee	235	186	273
Finance costs	15	19	29
Deferred revenue finance costs	4,035	3,450	3,250
Gain on sale of investments			(123)
Net loss for the year	7,555	6,000	5,524
Other comprehensive loss
Foreign currency translation	156	1,114	2,095
Total comprehensive loss	$ 7,711	$ 7,114	$ 7,619
Net loss per common share
Basic earnings (loss) per share	$ (0.04)	$ (0.03)	$ (0.03)
Diluted earnings (loss) per share	$ (0.04)	$ (0.03)	$ (0.03)
Weighted average number of common shares outstanding
Basic and fully diluted (000's)	188,658	178,612	174,907
Total common shares issued and outstanding (000's)	192,688	186,530	175,470